7. Stockholders' Deficiency (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015
Common Stock, Shares Authorized	125,000,000	125,000,000	125,000,000	100,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000	1,000,000
Common Stock Shares Issued	912,652
Exercise of Proceeds
Common Stock Shares Issued	131,365
Operations
Warrants Issued	472,084